Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following table presents, for each of the two most recent years:

●	Total compensation, as calculated in the Summary Compensation Table (“SCT”), for our CEO (“Principal Executive Officer” or “PEO”) and an average for our other Named Executive Officers (“Non-PEO NEO”);

●	Compensation actually paid (“CAP”) to the PEO and Non-PEO NEOs, an SEC prescribed calculation which adjusts total compensation for the items described below and which does not equate to realized compensation;

●	Our cumulative total shareholder return since the last trading day before the earliest year presented; and

●	Our net income (loss) as disclosed in our Form 10-K.

Fiscal year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (3)	Average Summary Compensation Table Total for Non-PEO Name Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (4)	Net Income (Loss) ($)
2025	284,900	268,600	236,900	220,600	39.40	(5,263,600)
2024	296,600	219,800	247,900	171,100	23.35	546,400
2023	284,000	(207,200)	236,000	(255,200)	26.78	(2,504,900)

(1)	For the fiscal year 2023, 2024 and 2025 presented, Craig M. White was our Chief Executive Officer.
(2)	Our Named Executive Officers presented for fiscal years 2023, 2024 and 2025 were Dan E. O’Keefe and Heather N. Cobb.
(3)	Compensation actually paid is presented pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K with the following adjustments:

	FY 2025 PEO ($)	FY 2024 PEO ($)	FY 2025 Non-PEO (Average) ($)	FY 2024 Non-PEO (Average) ($)
SCT Total Compensation	284,900	296,600	236,900	247,900
Subtract: Grant date fair value of equity awards granted during the covered year	-	-	-	-
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	-	-	-	-
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	-	(76,800)	-	(76,800)
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	-	-	-	-
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(16,300)	-	(16,300)	-
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vested date that are not included in total compensation for covered year	-	-	-	-
Compensation Actually Paid	268,600	219,800	220,600	171,100

(4)	The value is based on a fixed investment of one hundred dollars in our common stock measured from the market close on February 29, 2024 (the last trading day prior to the earliest fiscal year presented) through and including the end of the fiscal year for each year reported in the table.

Named Executive Officers, Footnote	(1)For the fiscal year 2023, 2024 and 2025 presented, Craig M. White was our Chief Executive Officer. (2)Our Named Executive Officers presented for fiscal years 2023, 2024 and 2025 were Dan E. O’Keefe and Heather N. Cobb.
PEO Total Compensation Amount	$ 284,900	$ 296,600	$ 284,000
PEO Actually Paid Compensation Amount	$ 268,600	219,800	(207,200)
Adjustment To PEO Compensation, Footnote
	FY 2025 PEO ($)	FY 2024 PEO ($)	FY 2025 Non-PEO (Average) ($)	FY 2024 Non-PEO (Average) ($)
SCT Total Compensation	284,900	296,600	236,900	247,900
Subtract: Grant date fair value of equity awards granted during the covered year	-	-	-	-
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	-	-	-	-
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	-	(76,800)	-	(76,800)
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	-	-	-	-
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(16,300)	-	(16,300)	-
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vested date that are not included in total compensation for covered year	-	-	-	-
Compensation Actually Paid	268,600	219,800	220,600	171,100

Non-PEO NEO Average Total Compensation Amount	$ 236,900	247,900	236,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 220,600	171,100	(255,200)
Adjustment to Non-PEO NEO Compensation Footnote
	FY 2025 PEO ($)	FY 2024 PEO ($)	FY 2025 Non-PEO (Average) ($)	FY 2024 Non-PEO (Average) ($)
SCT Total Compensation	284,900	296,600	236,900	247,900
Subtract: Grant date fair value of equity awards granted during the covered year	-	-	-	-
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	-	-	-	-
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	-	(76,800)	-	(76,800)
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	-	-	-	-
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	(16,300)	-	(16,300)	-
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vested date that are not included in total compensation for covered year	-	-	-	-
Compensation Actually Paid	268,600	219,800	220,600	171,100

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return (“TSR”)

We utilize several performance measures to align executive compensation with the Company’s performance, but historically have not used financial performance measures such as total shareholder return. As described under the Annual Bonuses and Equity Awards section of this Proxy Statement, part of the compensation our NEOs are eligible to receive consists of annual performance-based cash bonuses and equity awards that are designed to provide appropriate incentives to our executives to achieve corporate goals. We align our performance metrics and payment of incentives to our NEOs based on revenue growth and pre-tax profit generation. The Board believes that these key performance measurements are the primary drivers that would impact the Company’s enterprise valuation and therefore, ultimately, total stockholder return.

The NEOs have been granted shares in past years and are directly impacted, as shareholders, in share price fluctuations. As reflected in the TSR, our NEO’s total compensation was decreased significantly when incorporating the impact of the change in the market value of our shares.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

The Company’s short-term cash bonus and long-term equity grants are both tied to pre-tax profitability. During fiscal 2024, the Company generated a pre-tax gain of $0.7 million, as minimum profitability was not achieved, no cash payments were awarded to the NEOs under the Company’s short-term incentive plan. During fiscal 2025, the Company incurred a pre-tax loss of $6.9 million, as minimum profitability was not achieved, no cash payments were awarded to the NEOs under the Company’s short-term incentive plan. The Company’s PEO and non-PEO NEOs received no short-term incentive payments or grants of stock during 2025 or 2024.

Total Shareholder Return Amount	$ 39.4	23.35	26.78
Net Income (Loss)	$ (5,263,600)	$ 546,400	$ (2,504,900)
PEO Name	Craig M. White	Craig M. White	Craig M. White
Additional 402(v) Disclosure	(3)Compensation actually paid is presented pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K with the following adjustments:
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,300)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(76,800)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,300)	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (76,800)